Income taxes (Details) - Schedule of tax expense and the effective tax rate - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Tax Expense And The Effective Tax Rate Abstract
Loss before income taxes	$ (30,279)	$ (14,609)	$ (55,030)	$ (33,702)
Income tax expense	$ 389	$ 43	$ 741	$ 210
Effective tax rate	(1.46%)	(0.29%)	(1.35%)	(0.62%)